Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nicholas Fixed Income Alternative ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.93%	3.85%	3.66%
Nicholas Global Equity and Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.54%